UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22723

Bluepoint Investment Series Trust
(Exact name of registrant as specified in charter)

350 Madison Avenue, 9th Floor
New York, New York 10017
(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 9th Floor
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 389-8713

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

BLUEPOINT TRUST
SCHEDULE OF INVESTMENTS (Unaudited)

Shares		June 30, 2013 Fair Value
	Investments in Securities – 118.17%
	Common Stocks – 118.17%
	Hong Kong - 2.61%
	Alternative Waste Technology – 2.61%
108,000	China Everbright International Ltd	$83,544
	Total Hong Kong (cost $89,242)	$83,544

	Japan - 5.71%
	Finance - Other Services – 2.78%
883	Japan Exchange Group Inc	89,069
	Resorts / Theme Parks – 2.93%
608	Oriental Land Co Ltd	93,892
	Total Japan (cost $179,790)	$182,961

	United States - 109.85%
	Apparel Manufacturers – 3.41%
630	Ralph Lauren Corp	109,456
	Applications Software – 1.95%
1,550	ServiceNow Inc *	62,605
	Casino Hotels – 3.71%
930	Wynn Resorts Ltd	119,040
	Commercial Services - Finance – 3.14%
175	Mastercard Inc, Class A	100,538
	Computer Aided Design – 1.21%
1,350	Aspen Technology Inc *	38,867
	Computers – 3.95%
320	Apple Inc	126,746
	Consulting Services – 2.61%
1,400	Verisk Analytics Inc, Class A *	83,580
	E-Commerce / Products – 8.70%
470	Amazon.com Inc *	130,514
2,870	eBay Inc *	148,436
		278,950
1,000	E-Commerce / Services – 1.90%
	TripAdvisor Inc *	60,870
2,770	Electronic Components - Semiconductors – 3.42%
	Xilinx Inc	109,720
	Electronic Design Automation – 12.29%
11,900	Cadence Design Systems Inc *	172,312
6,200	Synopsys Inc *	221,650
		393,962

BLUEPOINT TRUST
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2013 Fair Value
	Common Stock (continued)
	United States (continued)
	Enterprise Software / Services – 2.51%
2,300	Informatica Corp *	$80,454
	Finance - Credit Card – 3.19%
560	Visa Inc, Class A	102,340
	Internet Infrastructure Software – 2.13%
3,190	TIBCO Software Inc *	68,266
	Medical - Biomedical / Genetics – 3.48%
1,210	Alexion Pharmaceuticals Inc*	111,610
	Medical - Wholesale Drug Distribution – 3.78%
2,170	AmerisourceBergen Corp	121,151
	Multimedia – 10.16%
2,620	Time Warner Inc	151,488
5,300	Twenty-First Century Fox Inc, Class B	173,946
		325,434
	Resorts / Theme Parks – 3.77%
3,440	Six Flags Entertainment Corp	120,950
	Retail - Apparel / Shoes – 3.51%
2,800	Urban Outfitters Inc*	112,616
	Retail - Discount – 8.29%
900	Costco Wholesale Corp	99,513
3,270	Dollar Tree Inc *	166,247
		265,760
	Retail - Restaurants – 4.88%
230	Chipotle Mexican Grill Inc*	83,801
1,700	Dunkin’ Brands Group Inc	72,794
		156,595
	Retail - Sporting Goods – 3.88%
1,920	Cabela’s Inc *	124,339
	Semiconductor Components - Integrated Circuits – 1.83%
1,300	Analog Devices Inc	58,578
	Semiconductor Equipment – 7.01%
8,235	Applied Materials Inc	122,784
5,800	Teradyne Inc *	101,906
		224,690

BLUEPOINT TRUST
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2013 Fair Value
	Common Stock (continued)
	United States (continued)
	Television – 5.14%
3,370	CBS Corp, Class B	$164,691
	Total United States (cost $3,401,026)	$3,521,808

	Total Common Stock (cost $3,670,058)	$3,788,313
	Total Investment Securities (cost $3,670,058) - 118.17%	$3,788,313
	Other Liabilities in Excess of Assets - (18.17%)	$(582,493)
	Net Assets - 100.00%	$3,205,820

*Non-income producing security.

BLUEPOINT TRUST
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities - By Industry	June 30, 2013 Percentage of Net Assets (%)
Alternative Waste Technology	2.61
Apparel Manufacturers	3.41
Applications Software	1.95
Casino Hotels	3.71
Commercial Services - Finance	3.14
Computer Aided Design	1.21
Computers	3.95
Consulting Services	2.61
E-Commerce / Products	8.70
E-Commerce / Services	1.90
Electronic Components - Semiconductors	3.42
Electronic Design Automation	12.29
Enterprise Software / Services	2.51
Finance - Credit Card	3.19
Finance - Other Services	2.78
Internet Infrastructure Software	2.13
Medical - Biomedical / Genetics	3.48
Medical - Wholesale Drug Distribution	3.78
Multimedia	10.16
Resorts / Theme Parks	6.70
Retail - Apparel / Shoes	3.51
Retail - Discount	8.29
Retail - Restaurants	4.88
Retail - Sporting Goods	3.88
Semiconductor Components - Integrated Circuits	1.83
Semiconductor Equipment	7.01
Television	5.14
Total Investments in Securities	118.17%

BLUEPOINT TRUST
SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount	Maturity Date		June 30, 2013 Unrealized Gain/(Loss)

	Swap Contracts - 0.09%
	Total Return Swap Contracts - 0.09%
	E-Commerce / Products - 0.06%
$127,852	3/13/2015	Rakuten Inc	$2,042

		Agreement with Morgan Stanley, dated 03/12/2013 to receive the total return of the shares of Rakuten Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.

	Semiconductor Components - Integrated Circuits - (0.07)%
200,264	2/5/2015	QUALCOMM Inc	(2,365)

		Agreement with Morgan Stanley, dated 02/05/2013 to receive the total return of the shares of QUALCOMM Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Web Portals / ISP - 0.10%
190,564	2/5/2015	Google Inc, Class A	3,117

		Agreement with Morgan Stanley, dated 02/05/2013 to receive the total return of the shares of Google Inc, Class A in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Total Swap Contracts		$2,794

BLUEPOINT TRUST
SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts - By Industry	June 30, 2013 Percentage of Net Assets (%)
E-Commerce / Products	0.06%
Semiconductor Components - Integrated Circuits	(0.07%)
Web Portals / ISP	0.10%
Total Swap Contracts	0.09%

Bluepoint Trust

Fair Value Measurement

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund’s investments at fair value.

	Level 1	Level 2	Level 3	Balance June 30, 2013
Assets
Common Stock	$3,788,313	$—	$—	$3,788,313
Total Return Swaps	—	2,794	—	2,794
Total Assets	$3,788,313	$2,794	$—	$3,791,107

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bluepoint Investment Series Trust

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	8/29/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	8/29/2013

By (Signature and Title)*	/s/ George D. Mykoniatis
George D. Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	8/29/2013

* Print the name and title of each signing officer under his or her signature.